CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (TAT Technologies Ltd [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAT Technologies Ltd [Member]
Net loss	$ (1,772)	$ (1,083)	$ (7,263)
Other comprehensive income (loss):
Foreign currency translation	209	(819)	708
Unrealized gain (loss) on marketable securities, net of tax		(11)	11
Total other comprehensive income (loss)	209	(830)	719
Comprehensive loss	(1,563)	(1,913)	(6,544)
Comprehensive loss (income) attributable to non controlling interest	(12)	261	(312)
Comprehensive loss attributable to TAT Technologies' Ltd. shareholders	$ (1,575)	$ (1,651)	$ (6,856)